Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Property, Plant and Equipment, Net
17.	PROPERTY, PLANT AND EQUIPMENT, NET

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Freehold land	$4.7	$7.1

Buildings	361.5	53.6

Machinery and equipment	475.1	765.2

Computer hardware	4.7	5.8

Right-of-use assets	3.8	6.4

Property under construction	180.1	824.6

	$1,029.9	$1,662.7

The following table presents the changes to the cost of the Company’s property, plant and equipment for the year ended December 31, 2025 and the nine month period ended December 31, 2024:

Cost	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construction	Total

Balance at March 31, 2024	$6.7	$91.0	$1,181.0	$5.6	$7.7	$638.3	$1,930.3

Additions	-	-	11.5	-	-	258.9	270.4

Transfers	-	1.3	111.9	2.2	0.4	(115.7)	0.1

Disposals	-	(0.1)	(7.4)	-	-	(1.6)	(9.1)

Foreign exchange	0.4	5.8	79.6	0.4	0.5	44.7	131.4

Balance at December 31, 2024	$7.1	$98.0	$1,376.6	$8.2	$8.6	$824.6	$2,323.1

Additions	-	-	8.7	-	-	309.1	317.8

Transfers	-	466.5	390.4	2.4	-	(859.3)	-

Disposals	-	(0.2)	(7.2)	-	-	-	(7.4)

Foreign exchange	(0.4)	(7.9)	(71.6)	(0.5)	(0.4)	(32.0)	(112.8)

Balance at December 31, 2025	$6.7	$556.4	$1,696.9	$10.1	$8.2	$242.4	$2,520.7

The following table presents the changes to accumulated depreciation and impairment loss on the Company’s property, plant and equipment for the year ended December 31, 2025 and the nine month period ended December 31, 2024:

Accumulated Depreciation and Impairment Loss:	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2024	$-	$38.6	$483.4	$1.6	$1.5	$-	$525.1

Depreciation expense	-	3.3	100.7	0.7	0.6	-	105.3

Disposals	-	(0.1)	(7.2)	-	-	-	(7.3)

Foreign exchange	-	2.6	34.5	0.1	0.1	-	37.3

Balance at December 31, 2024	$-	$44.4	$611.4	$2.4	$2.2	$-	$660.4

Depreciation expense	-	8.8	366.0	1.1	0.8	-	376.7

Disposals	-	-	(7.0)	-	-	-	(7.0)

Foreign exchange	-	(3.3)	(38.1)	(0.1)	(0.2)	(0.9)	(42.6)

Impairment loss	2.0	145.0	289.5	2.0	1.6	63.2	503.3

Balance at December 31, 2025	$2.0	$194.9	$1,221.8	$5.4	$4.4	$62.3	$1,490.8

Impairment of property, plant and equipment
During the year ended December 31, 2025, as a result of current economic conditions there were two indicators of impairment in regards to the Company’s single Cash Generating Unit (“CGU”). The Company performed an assessment at September 30, 2025 and determined the Company’s carrying value of the net assets exceeded its market capitalization and Section 232 tariffs imposed by the United States (“U.S.”) pertaining to the steel manufacturing industry resulted in two indicators identified. The Company performed an impairment test to determine whether the recoverable amount of the CGU was greater than its carrying amount. The recoverable amount was calculated based on its value-in-use
(“VIU”), determined using the income approach based on discounted cash flows projected over a period of six years. A terminal growth rate was determined and applied to the projected future cash flows after the sixth year of 2.5%. The present value of the expected cash flows from the CGU are determined by applying a suitable discount rate reflecting current market assessments of the time value of money and the risks specific to the CGU.
The following key assumptions were used in calculating the projected cash flows:

●	Probability weighted scenarios for tariff costs were considered with the tariff rate remaining at 50% in the near to mid-term and continuing indefinitely at a lower rate in the longer term;
●	U.S. shipment volume significantly lower than the Company’s historical U.S. shipment volume in the near to mid-term;
●
Total shipment volume significantly lower compared to the Company’s historical total shipment volume in the near to mid-term,
specifically for sheet product, and returning to the Company’s historic capacity in the longer term; and

●	Cash flows discounted at an after-tax discount rate of 15.0% based on the Company’s weighted average cost of capital and risks specific to the CGU.
As a result of the impairment test, the Company determined that the carrying amount of $2,413.4 million at September 30, 2025 exceeded the Company’s recoverable amount of $1,910.0 million and an impairment loss totalling $503.4 million was recorded in the consolidated statements of net loss. The impairment loss was allocated to property, plant and equipment and intangible assets for a total of $503.3 million and $0.1 million, respectively.
Useful lives of property, plant and equipment
The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period, and whenever events or circumstances indicate a change in useful life. Effective October 1, 2023, the Company reduced the useful lives of assets pertaining to blast furnace and basic oxygen steelmaking operations to be fully depreciated by December 31, 2029. Effective September 28, 2025, the Company further reduced the useful lives of these assets as a result of the Company’s Board of Directors approving an operational plan to commence the exit from blast furnace and coke production and to accelerate the transition to EAF steelmaking. The useful lives of blast furnace and basic oxygen steelmaking assets have been reduced and are fully depreciated as at December 31, 2025.
Depreciation of property, plant and equipment
Depreciation of property, plant and equipment for the year ended December 31, 2025 was $376.7 million. Depreciation of property, plant and equipment for the nine month period ended December 31, 2024 was $105.3 million. Depreciation included in inventories at December 31, 2025, amounted to $30.1 million (December 31, 2024 - $15.6 million).
Acquisitions and disposals
During the year ended December 31, 2025, property, plant and equipment were acquired at an aggregate net cost of $317.8 million; comprised of property, plant and equipment acquired with a total cost of $352.6 million, against which the Company recognized benefits totalling $34.8 million in respect of the governmental loans and grants. During the nine month period ended December 31, 2024, property, plant and equipment were acquired at an aggregate net cost of $270.5 million; comprised of property, plant and equipment acquired with a total cost of $300.5 million, against which the Company recognized benefits totalling $30.0 million in respect of the governmental loans.
During the year ended December 31, 2025, the Company had additions to property under construction for the EAF for an aggregate net cost of $206.3 million, including benefits in respect of the governmental loans and grants totalling $35.1 million. During the nine month period ended December 31, 2024, the Company had additions to property under construction for the EAF for an aggregate net cost of $147.4 million, including benefits in respect of the governmental loans totalling $30.0 million. During the year ended December 31, 2025, the Company transferred into service from property under construction for the EAF, an aggregate net cost of $615.2 million, including benefits in respect of the governmental loans and grants totalling $123.5 million.
At December 31, 2025, property under construction includes prepaid progress payments of $0.8 million for the transition from blast furnace steel production to EAF (December 31, 2024 – $210.2 million).
During the year ended December 31, 2025, property under construction totalling $859.3 million and corresponding accumulated impairment loss of $186.9 million were transferred into service for buildings, machinery and equipment and computer hardware.
Government Funding Agreements
On November 30, 2018, the Company, together with the governments of Canada and Ontario entered into agreements totalling up to $120.0 million of modernization and expansion related capital expenditure support from the governments of Canada and Ontario. Additionally, on March 29, 2019, the Company, together with the government of Canada entered into an agreement totalling up to $30.0 million of modernization and expansion related capital expenditure support from the government of Canada. On September 20, 2021, the Company, together with the government of Canada entered into an agreement to support the transition from blast furnace steel production to

EAF which consists of a loan of up to $200 million from the Innovation Science and Economic Development Canada’s Strategic Innovation Fund (“SIF”).
The Company entered into an agreement with the Ministry of the Environment, Conservation and Parks on July 14, 2025 under Ontario’s Ministry of Environment, Conservation and Parks Emissions Performance Program for maximum funding of $56.9 million for reimbursement of eligible expenditures incurred in construction of the EAF, with a total of $24.2 million received during the year ended December 31, 2025. This funding was recorded as a reduction in property under construction for the EAF.